Inventory - Schedule of Inventory (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Inventories [Abstract]
Product inventory	$ 535	$ 390
Materials, supplies and other	1,013	670
Total inventory	$ 1,548	$ 1,060